UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

                              Investment Company Act file number  811-6474

Dreyfus Growth and Income Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2008 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)

Consumer Discretionary--16.0%
Activision Blizzard	205,603 a	7,397,596
Agilent Technologies	429,353 a	15,482,469
Amazon.com	60,909 a,b	4,649,793
Best Buy	152,806 b	6,069,454
DeVry	45,023	2,557,757
Electronic Arts	255,926 a	11,050,885
Family Dollar Stores	277,128 b	6,457,082
GameStop, Cl. A	187,405 a,b	7,591,777
Gap	460,833	7,428,628
Home Depot	260,925	6,217,843
Limited Brands	375,678	6,194,930
Nordstrom	160,819 b	4,621,938
Omnicom Group	153,141	6,537,589
Visa, Cl. A	45,930	3,355,646
Walt Disney	167,302 b	5,077,616
		100,691,003
Consumer Staples--11.0%
Avon Products	244,922	10,384,693
CVS Caremark	124,284	4,536,366
Dean Foods	278,629 a,b	5,934,798
Estee Lauder, Cl. A	133,294 b	5,878,265
Kraft Foods, Cl. A	300,509 b	9,562,196
Philip Morris International	169,422	8,750,646
Procter & Gamble	95,314	6,241,161
Wal-Mart Stores	300,708	17,627,503
		68,915,628
Energy--10.7%
Chesapeake Energy	104,826	5,257,024
Chevron	89,140	7,537,678
Exxon Mobil	234,539	18,863,972
Halliburton	247,954	11,113,298
Nabors Industries	145,282 a	5,296,982
Schlumberger	99,382	10,097,211
Transocean	22,231 a	3,024,083
Ultra Petroleum	83,338 a	5,948,666
		67,138,914
Exchange Traded Funds--1.5%
iShares Russell 1000 Growth Index
Fund	52,255 b	2,820,725
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	50,007 b	6,342,388
		9,163,113
Financial--6.4%
Assurant	134,121	8,063,354
Charles Schwab	399,623	9,147,370
Goldman Sachs Group	17,505	3,221,620
Janus Capital Group	243,823 b	7,397,590
JPMorgan Chase & Co.	116,671	4,740,343
Unum Group	320,792 b	7,750,335
		40,320,612
Health Care--9.5%

Allergan	133,235	6,918,894
Covidien	108,557	5,345,347
Gilead Sciences	115,742 a	6,247,753
Johnson & Johnson	89,705	6,142,101
Pharmaceutical Product Development	346,761	13,225,464
Thermo Fisher Scientific	238,160 a	14,413,443
Wyeth	176,246	7,141,488
		59,434,490
Industrial--8.7%
Boeing	65,534	4,004,783
Deere & Co.	43,330	3,040,033
Dover	198,285	9,840,885
Energy Conversion Devices	74,729 a,b	5,225,799
FedEx	52,409 b	4,131,926
Flowserve	38,470	5,129,590
Precision Castparts	23,757	2,219,617
Union Pacific	112,864	9,304,508
Waste Management	336,122	11,945,776
		54,842,917
Information Technology--24.6%
Adobe Systems	162,034 a	6,700,106
Akamai Technologies	308,662 a,b	7,204,171
Altera	356,531 b	7,825,855
Apple	134,177 a	21,327,434
Autodesk	68,530 a	2,185,422
CA	147,971 b	3,530,588
EMC	547,679 a	8,220,662
Google, Cl. A	30,418 a	14,410,527
Intel	550,653	12,218,990
International Business Machines	101,361	12,972,181
KLA-Tencor	104,281 b	3,919,923
Marvell Technology Group	327,731 a	4,847,141
MEMC Electronic Materials	320,114 a	14,792,468
Microsoft	1,061,998	27,314,589
Oracle	358,906 a	7,727,246
		155,197,303
Materials--3.7%
Allegheny Technologies	83,080 b	3,928,853
Cleveland-Cliffs	27,547	2,986,370
Freeport-McMoRan Copper & Gold	68,119 b	6,590,513
Monsanto	55,026	6,554,147
Potash Corp of Saskatchewan	15,180	3,100,819
		23,160,702
Telecommunication Services--4.7%
Cisco Systems	534,253 a	11,748,223
QUALCOMM	141,686	7,840,903
Verizon Communications	291,948	9,937,910
		29,527,036
Total Common Stocks
(cost $581,118,180)		608,391,718

Other Investment--3.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,737,000)	20,737,000 [c]	20,737,000

Investment of Cash Collateral for

Securities Loaned--12.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $75,599,787)	75,599,787 [c]	75,599,787

Total Investments (cost $677,454,967)	112.1%	704,728,505
Liabilities, Less Cash and Receivables	(12.1%)	(75,854,701)
Net Assets	100.0%	628,873,804

a	Non-income producing security.

b	All or a portion of these securities are on loan. At July 31, 2008, the total market value of the fund's securities on loan is $71,278,576 and the total market value of the collateral held by the fund is $75,599,787.

c	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $677,454,967.

Net unrealized appreciation on investments was $27,273,538 of which $62,737,566 related to appreciated investment securities and $35,464,028 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)